Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income.
Insurance claims	$ 6,861	$ 14,987	$ 3,607
Other income	11,648	1,425	3,429
Total other income	18,509	$ 16,412	7,036
One off claim, insurance income	$ 8,700		$ 0